Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2019
Land use rights, net
Schedule of land use rights, net

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Land use rights	7,254,974	10,860,924	11,380,221
Less: accumulated amortization	(204,165)	(385,266)	(488,479)

Net book value	7,050,809	10,475,658	10,891,742

Schedule of amortization expenses related to the land use rights for future periods

	For the year ending December 31,
	2020	2021	2022	2023	2024	2025 and thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	228,572	228,572	228,572	228,572	228,572	9,748,882